Reportable Segments - Schedule of Financial Information of Reportable Segments (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 28, 2025	Jun. 28, 2025	Jun. 29, 2024	Jun. 29, 2024	Jun. 28, 2025	Jun. 28, 2025	Jun. 29, 2024	Jun. 29, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Schedule of Financial Information of Reportable Segments [Line Items]
Gross revenues	$ 251,984	$ 251,984	$ 231,306	$ 231,306	$ 486,030	$ 486,030	$ 443,864	$ 443,864	$ 941,265	$ 857,155	$ 786,778
Less:
Direct Labor	64,443			61,390	123,689			117,845	236,756	215,608	186,806
Sub-consultant services	47,134			35,803	86,292			67,415	161,564	150,213	153,641
Other direct costs	13,716			14,323	26,155			27,074	59,712	65,088	60,357
General and administrative expense	25,909			21,178	49,857			43,420	86,972	67,668	66,114
Total segment income before taxes	13,159			4,220	13,989			4,330	26,253	47,003	62,374
Income (loss) before provision for income taxes	13,159			4,220	13,989			4,330	26,253	47,003	62,374
Total depreciation	4,483			4,025	9,036			7,948
Total assets	1,305,379	1,305,379			1,305,379	1,305,379			1,315,356	1,184,195
Less:
Direct Labor	64,443			61,390	123,689			117,845	236,756	215,608	186,806
Sub-consultant services	47,134			35,803	86,292			67,415	161,564	150,213	153,641
Other direct costs	13,716			14,323	26,155			27,074	59,712	65,088	60,357
General and administrative expense	25,909			21,178	49,857			43,420	86,972	67,668	66,114
Total income before taxes	13,159			4,220	13,989			4,330	26,253	47,003	62,374
Less:
Direct Labor	64,443			61,390	123,689			117,845	236,756	215,608	186,806
Sub-consultant services	47,134			35,803	86,292			67,415	161,564	150,213	153,641
Other direct costs	13,716			14,323	26,155			27,074	59,712	65,088	60,357
General and administrative expense	25,909			21,178	49,857			43,420	86,972	67,668	66,114
Operating Segments [Member]
Schedule of Financial Information of Reportable Segments [Line Items]
Gross revenues	251,984			231,306	486,030			443,864
Less:
Direct Labor	64,443			61,390	123,689			117,845
Indirect Labor	44,138			39,355	87,014			76,508
Sub-consultant services	47,134			35,803	86,292			67,415
Other direct costs	13,716			14,323	26,155			27,074
General and administrative expense	13,535			14,196	28,313			28,462
Depreciation	1,949			2,005	3,932			3,928
Other segment items	24,798			23,464	50,144			47,096
Total segment income before taxes	42,271			40,770	80,491			75,536
Income (loss) before provision for income taxes	42,271			40,770	80,491			75,536
Total depreciation	3,856			3,529	7,597			7,013
Total assets	134,947	134,947			134,947	134,947			130,113
Less:
Direct Labor	64,443			61,390	123,689			117,845
Indirect Labor	44,138			39,355	87,014			76,508
Sub-consultant services	47,134			35,803	86,292			67,415
Other direct costs	13,716			14,323	26,155			27,074
General and administrative expense	13,535			14,196	28,313			28,462
Depreciation	1,949			2,005	3,932			3,928
Other segment items	24,798			23,464	50,144			47,096
Total income before taxes	42,271			40,770	80,491			75,536
Less:
Direct Labor	64,443			61,390	123,689			117,845
Indirect Labor	44,138			39,355	87,014			76,508
Sub-consultant services	47,134			35,803	86,292			67,415
Other direct costs	13,716			14,323	26,155			27,074
General and administrative expense	13,535			14,196	28,313			28,462
Depreciation	1,949			2,005	3,932			3,928
Other segment items	24,798			23,464	50,144			47,096
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Less:
Total segment income before taxes	(29,112)			(36,550)	(66,502)			(71,206)
Income (loss) before provision for income taxes	(29,112)			(36,550)	(66,502)			(71,206)
Total depreciation	627			496	1,439			935
Less:
Total income before taxes	(29,112)			(36,550)	(66,502)			(71,206)
INF [Member]
Schedule of Financial Information of Reportable Segments [Line Items]
Gross revenues	101,425	101,425	100,845	100,845	202,261	202,261	191,096	191,096	403,241	374,986	395,878
INF [Member] | Operating Segments [Member]
Schedule of Financial Information of Reportable Segments [Line Items]
Gross revenues	101,425			100,845	202,261			191,096
Less:
Direct Labor	31,637			30,139	60,332			57,029
Indirect Labor	16,319			13,657	32,469			26,536
Sub-consultant services	13,420			15,400	28,890			28,639
Other direct costs	4,816			6,512	9,876			11,646
General and administrative expense	6,715			6,985	13,680			13,468
Depreciation	1,015			878	2,049			1,699
Other segment items	11,033			10,194	21,892			19,958
Total segment income before taxes	16,470			17,080	33,073			32,121
Income (loss) before provision for income taxes	16,470			17,080	33,073			32,121
Total assets	290,330	290,330			290,330	290,330			298,967
Less:
Direct Labor	31,637			30,139	60,332			57,029
Indirect Labor	16,319			13,657	32,469			26,536
Sub-consultant services	13,420			15,400	28,890			28,639
Other direct costs	4,816			6,512	9,876			11,646
General and administrative expense	6,715			6,985	13,680			13,468
Depreciation	1,015			878	2,049			1,699
Other segment items	11,033			10,194	21,892			19,958
Total income before taxes	16,470			17,080	33,073			32,121
Less:
Direct Labor	31,637			30,139	60,332			57,029
Indirect Labor	16,319			13,657	32,469			26,536
Sub-consultant services	13,420			15,400	28,890			28,639
Other direct costs	4,816			6,512	9,876			11,646
General and administrative expense	6,715			6,985	13,680			13,468
Depreciation	1,015			878	2,049			1,699
Other segment items	11,033			10,194	21,892			19,958
BTS [Member]
Schedule of Financial Information of Reportable Segments [Line Items]
Gross revenues	75,455	75,455	63,607	63,607	145,649	145,649	123,582	123,582	255,598	222,804	232,577
BTS [Member] | Operating Segments [Member]
Schedule of Financial Information of Reportable Segments [Line Items]
Gross revenues	75,455			63,607	145,649			123,582
Less:
Direct Labor	19,131			16,890	36,916			32,277
Indirect Labor	14,809			12,355	28,384			23,795
Sub-consultant services	15,964			12,455	30,293			23,232
Other direct costs	1,737			1,269	3,104			3,503
General and administrative expense	4,014			3,545	7,873			7,189
Depreciation	374			326	733			635
Other segment items	7,102			6,385	14,265			12,469
Total segment income before taxes	12,324			10,382	24,081			20,482
Income (loss) before provision for income taxes	12,324			10,382	24,081			20,482
Total assets	286,387	286,387			286,387	286,387			271,351
Less:
Direct Labor	19,131			16,890	36,916			32,277
Indirect Labor	14,809			12,355	28,384			23,795
Sub-consultant services	15,964			12,455	30,293			23,232
Other direct costs	1,737			1,269	3,104			3,503
General and administrative expense	4,014			3,545	7,873			7,189
Depreciation	374			326	733			635
Other segment items	7,102			6,385	14,265			12,469
Total income before taxes	12,324			10,382	24,081			20,482
Less:
Direct Labor	19,131			16,890	36,916			32,277
Indirect Labor	14,809			12,355	28,384			23,795
Sub-consultant services	15,964			12,455	30,293			23,232
Other direct costs	1,737			1,269	3,104			3,503
General and administrative expense	4,014			3,545	7,873			7,189
Depreciation	374			326	733			635
Other segment items	7,102			6,385	14,265			12,469
GEO [Member]
Schedule of Financial Information of Reportable Segments [Line Items]
Gross revenues	75,104	75,104	$ 66,854	66,854	138,120	138,120	$ 129,186	129,186	282,426	$ 259,365	$ 158,323
GEO [Member] | Operating Segments [Member]
Schedule of Financial Information of Reportable Segments [Line Items]
Gross revenues	75,104			66,854	138,120			129,186
Less:
Direct Labor	13,675			14,361	26,441			28,539
Indirect Labor	13,010			13,343	26,161			26,177
Sub-consultant services	17,750			7,948	27,109			15,544
Other direct costs	7,163			6,542	13,175			11,925
General and administrative expense	2,806			3,666	6,760			7,805
Depreciation	560			801	1,150			1,594
Other segment items	6,663			6,885	13,987			14,669
Total segment income before taxes	13,477			13,308	23,337			22,933
Income (loss) before provision for income taxes	13,477			13,308	23,337			22,933
Total assets	593,715	$ 593,715			593,715	$ 593,715			$ 614,925
Less:
Direct Labor	13,675			14,361	26,441			28,539
Indirect Labor	13,010			13,343	26,161			26,177
Sub-consultant services	17,750			7,948	27,109			15,544
Other direct costs	7,163			6,542	13,175			11,925
General and administrative expense	2,806			3,666	6,760			7,805
Depreciation	560			801	1,150			1,594
Other segment items	6,663			6,885	13,987			14,669
Total income before taxes	13,477			13,308	23,337			22,933
Less:
Direct Labor	13,675			14,361	26,441			28,539
Indirect Labor	13,010			13,343	26,161			26,177
Sub-consultant services	17,750			7,948	27,109			15,544
Other direct costs	7,163			6,542	13,175			11,925
General and administrative expense	2,806			3,666	6,760			7,805
Depreciation	560			801	1,150			1,594
Other segment items	$ 6,663			$ 6,885	$ 13,987			$ 14,669